Related party transactions (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended						12 Months Ended							12 Months Ended		10 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Ship Finance [Member]	Dec. 31, 2010 Ship Finance [Member]	Dec. 31, 2009 Ship Finance [Member]	Dec. 31, 2011 Ship Finance [Member] West Prospero [Member]	Dec. 31, 2010 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd	Dec. 31, 2011 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd	Dec. 31, 2011 Ship Finance [Member] SFL Deepwater Ltd [Member]	Dec. 31, 2011 Ship Finance [Member] SFL Deepwater Ltd [Member] West Hercules [Member]	Dec. 31, 2011 Ship Finance [Member] SFL Deepwater Ltd [Member] West Taurus [Member]	Dec. 31, 2011 Ship Finance [Member] SFL Polaris Limited [Member]	Dec. 31, 2011 Ship Finance [Member] SFL Polaris Limited [Member] West Polaris [Member]	Jun. 24, 2011 Ship Finance [Member] Rig Finance II Ltd [Member]	Dec. 31, 2010 Ship Finance [Member] Rig Finance II Ltd [Member]	Dec. 31, 2011 AOD [Member]	Jul. 31, 2011 AOD [Member]	Oct. 25, 2010 Scorpion [Member]	Dec. 31, 2009 Scorpion [Member]	May 31, 2010 Scorpion [Member]	Nov. 30, 2009 Scorpion [Member]	Dec. 31, 2009 Metrogas [Member]	Apr. 30, 2009 Metrogas [Member]	Dec. 31, 2011 Frontline [Member]	Dec. 31, 2010 Frontline [Member]	Dec. 31, 2009 Frontline [Member]
Related Party Transaction [Line Items]
Lease costs on units leased back from related party			$ 365			$ 7				$ 120	$ 112		$ 126
Acquisition price of entity purchased from related party														47
Cost of allocated shares of equity method investee																	54
Percentage of equity method investment ownership (in hundredths)																	33.75%
Number of MOD-V B Class jack-up rigs ordered for equity method investee																	2
Number of similar units for which equity method investee has additional option agreements for construction																	2
Management fees received from related party																2
Put option exercisable at end of lease term by related party															40
Payments of dividends to related party									290			145
Interest rate on related party debt (in hundredths)							4.50%
Long-term debt due to related parties	435	435						435
Receivable from related party					90
Interest revenue from related party			0	3	9													5	1
Loan from related party																							60
Interest payable to related party																						1
Loan to related party																			80	240	28
Management support and administrative services fees paid to related party																								$ 2	$ 1	$ 0